Note 2 - Operations	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Nature of operations [text block]
2.	OPERATIONS

Just Energy is a retail energy provider specializing in electricity and natural gas commodities and bringing energy efficient solutions and renewable energy options to customers. Currently operating in the United States (“U.S.”) and Canada, Just Energy serves both residential and commercial customers, providing homes and businesses with a broad range of energy solutions that deliver comfort, convenience and control. Just Energy is the parent company of Amigo Energy, Filter Group Inc. (“Filter Group”), Hudson Energy, Interactive Energy Group, Tara Energy and TerraPass.

Just Energy’s current commodity product offerings include fixed, variable, index and flat rate options. By fixing the price of natural gas or electricity under its fixed-price or price-protected program contracts for a period of up to five
years, Just Energy’s customers offset their exposure to changes in the price of these essential commodities. Variable rate products allow customers to maintain competitive rates while retaining the ability to lock into a fixed price at their discretion. Flat-bill products allow customers to pay a flat rate each month regardless of usage. Just Energy derives its margin or gross profit from the difference between the price at which it is able to sell the commodities to its customers and the related price at which it purchases the associated volumes from its suppliers.

Through the Filter Group business, Just Energy provides subscription-based home water filtration systems to residential customers, including under-counter and whole-home water filtration solutions. Just Energy markets smart thermostats, offering the thermostats as a standalone unit or bundled with certain commodity products. The smart thermostats are currently manufactured and distributed by ecobee Inc. (“ecobee”), a company in which Just Energy holds an approximate
8%
fully diluted equity interest. Just Energy also offers green products through its JustGreen program. The JustGreen electricity product offers customers the option of having all or a portion of their electricity sourced from renewable green sources such as wind, solar, hydropower or biomass. The JustGreen gas product offers carbon offset credits that allow customers to reduce or eliminate the carbon footprint of their homes or businesses. Additional green products allow customers to offset their carbon footprint without buying energy commodity products and can be offered in all states and provinces without being dependent on energy deregulation.

Just Energy markets its product offerings through several sales channels including brokers, digital marketing, retail and affinity relationships, and door-to-door.

In
March 2019,
Just Energy formally approved and commenced a process to dispose of its businesses in Germany, Ireland and Japan. In
June 2019,
Just Energy also formally approved and commenced a process to dispose of its business in the United Kingdom (“U.K.”), as part of the Company’s Strategic Review. The decision was part of a strategic transition to focus on the core business in North America. The U.K. and Ireland businesses were disposed of during the three
months ended
December 31, 2019
as described in Note
24.
The disposal of operations in Japan was completed in
April 2020
and Germany is expected to be completed in the near future. As at
March 31, 2020,
these operations were classified as a disposal group held for sale and as a discontinued operation. Previously, these operations were reported within the Consumer segment, while a portion of the U.K. was allocated to the Commercial segment.